Introduction	12 Months Ended
Dec. 31, 2024
Disclosure Of Introduction [Abstract]
Introduction

1. Introduction

The consolidated financial statements of Natuzzi S.p.A. have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board, including interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS.